Leases - Schedule of maturity Analysis of leases receivable (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	₩ 4,177	₩ 11,377
Unearned finance income relating to finance lease payments receivable	(47)	(319)
Net investment in finance lease	4,130	11,058
6 months or less [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	3,580	3,593
6-12 months [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	₩ 597	3,593
1-2 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		₩ 4,191